FINANCE LEASES	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
FINANCE LEASES	FINANCE LEASES
As of December 31, 2024, we held seven vessels under finance lease (December 31, 2023: seven vessels). With reference to Note 10, ''Operating Leases'', we have leased in eight vessels from SFL, a related party, one of these vessels was classified as operating lease and remaining seven were classified as finance lease as of December 31, 2024. The daily time charter rate for vessels classified as finance lease was $19,135, of which $7,000 is for operating expenses (including drydocking costs) up until the third quarter of 2022 when the daily time charter rate was reduced to $16,435 up until June 30, 2025. Subsequently, the daily time charter rate will be reduced to $14,900 until the expiration of the contracts. For the finance leases, the profit share mechanism is calculated based on a base rate of $14,900 adjusted for a reference rate dependent variable lease consideration. For further description of the calculation of the profit share element and payment structure, refer to Note 10, "Operating Leases". The average daily rate was calculated to be $17,662 for finance leases in 2024 and there was $6.4 million in profit share for all eight SFL vessels in 2024 (nil and $3.0 million in 2023 and 2022, respectively). Contingent or variable lease expense for the eight SFL leases was recorded in 2024 as interest expense of $2.6 million. In 2023 and 2022 we recorded the variable lease expense of $2.5 million and $0.6 million, respectively. The lease term for these vessels has been determined to be 13 years and expires in 2028. With reference to Note 29, "Subsequent Events", we exercised the purchase option for the eight SFL vessels (including one vessel classified as an operating lease) in January 2025.

Our right of use asset for our finance leases were as follows:

(in thousands of $)
Balance as of January 1, 2023	83,589
Additions	16,281
Depreciation	(14,946)
Impairment	—
Disposal	(16,281)
Balance as of December 31, 2023	68,643
Additions	—
Depreciation	(14,987)
Impairment	—
Disposal	—
Balance as of December 31, 2024	53,656

Our lease obligations for our finance leases were as follows:

(in thousands of $)
Balance as of January 1, 2023	105,975
Additions	16,281
Repayments	(40,568)
Foreign exchange translation	(198)
Interest expense on obligations under finance lease	6,098
Balance as of January 1, 2024	87,588
Additions	—
Repayments	(24,550)
Foreign exchange translation	—
Interest expense on obligations under finance lease	4,949
Balance as of December 31, 2024	67,987
Current portion	18,829
Non-current portion	49,158

With reference to Note 10, "Operating Leases", upon declaring the purchase option for one Supramax vessel, Golden Hawk, we included the option price into lease asset and lease liability and reclassified the lease from operating lease to finance lease in 2023. Repayments of finance leases above includes repayment of $15.3 million for Golden Hawk upon purchase of the vessel in November 2023 before the end of the lease term.

The weighted average discount rate in relation to our SFL finance leases was 6.3% and the weighted average lease term was 3.6 years as of December 31, 2024. The weighted average discount rate was 6.3% and the weighted average lease term was 4.6 years as of December 31, 2023.

The outstanding obligations under finance leases as of December 31, 2024 are payable as follows:

(in thousands of $)
2025	22,551
2026	20,617
2027	20,617
2028	12,319
Thereafter	—
Minimum lease payments	76,104
Less: imputed interest	(8,117)
Present value of obligations under finance leases	67,987

With regard to the eight SFL Capesize vessels, we have a purchase option of $112.0 million en-bloc that was, with reference to Note 29, "Subsequent Events", exercised in January 2025. Accordingly, in January 2025, we modified lease assets and liabilities to include the purchase option and adjust for the decrease in lease term. The estimated financial effect of the purchase option is expected to be an increase in finance lease assets and liabilities of $47.5 million.